Apr. 30, 2026
Invesco NASDAQ Next Gen 100 ETF
1.
The following disclosure replaces similar disclosure in the third paragraph in the section titled Principal Investment Strategies of the Fund’s Summary Prospectus and the section titled Summary Information – Principal Investment Strategies of the Fund’s Statutory Prospectus:
To be eligible for inclusion in the Underlying Index, a security must meet the existing eligibility criteria of the Nasdaq-100®, an index that measures the performance of 100 of the largest domestic and international non-financial companies listed on U.S. Nasdaq-affiliated listing exchanges by market capitalization.
2.
The following disclosure replaces similar disclosure in the fifth paragraph in the section titled Principal Investment Strategies of the Fund’s Summary Prospectus and the section titled Summary Information – Principal Investment Strategies of the Fund’s Statutory Prospectus:
The Underlying Index weights its component securities using a “modified market capitalization-weighted” methodology, which takes into account the market value of the component securities subject to certain weight restrictions pursuant to the Index Provider’s methodology.
Please Retain This Supplement For Future Reference.

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED APRIL 30, 2026, TO THE
PROSPECTUSES DATED DECEMBER 19, 2025, OF:
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
(the “Fund”)
Nasdaq, Inc. (“Nasdaq”), the index provider of the Nasdaq Next Generation 100™ Index, the Fund’s underlying index (the “Underlying Index”), has announced certain changes to the methodology of the Nasdaq-100 Index® (the “Nasdaq-100®”), which take effect on May 1, 2026. Accordingly, on that date, the Fund’s Prospectuses are revised as follows: